LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended June 30,		Six Months Ended June 30,		Period from April 23, 2002 (Inception) to June 30,
	2012	2011	2012	2011	2012
Numerator:
Net loss available in basic and diluted calculation	$(2,135,775)	$(388,106)	$(2,849,142)	$(864,819)	$(14,718,098)

Denominator:
Weighted average common shares outstanding-basic	54,656,895	22,659,526	44,619,113	19,630,580	7,920,827

Effect of diluted stock options and warrants (1)		-	-

Weighted average common shares outstanding-diluted	54,656,895	22,659,526	44,619,113	19,630,580	7,920,827

Loss per common share-basic and diluted	$(0.04)	$(0.02)	$(0.06)	$(0.04)	$(1.86)

(1) The number of shares underlying options and warrants outstanding as of June 30, 2012 and June 30, 2011 are 32,408,692 and 24,679,688 respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

			From
	Year Ended		April 23, 2002
	December 31,		(Inception) To
	2011	2010	December 31, 2011
Numerator:
Net loss available in basic and diluted calculation	$(4,486,879)	$(1,352,709)	$(11,868,956)

Denominator:
Weighted average common shares outstanding-basic	24,282,433	12,771,683	5,805,714

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	24,282,433	12,771,683	5,805,714

Loss per common share-basic and diluted	$(0.18)	$(0.11)	$(2.04)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2011 and December 31, 2010 are 32,679,862 and 14,169,143, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.